Average Annual Total Returns{- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund PRO-13 - Fidelity® 500 Index Fund	Fidelity 500 Index Fund Return Before Taxes Past 1 year	Fidelity 500 Index Fund Return Before Taxes Past 5 years	Fidelity 500 Index Fund Return Before Taxes Since Inception		Fidelity 500 Index Fund After Taxes on Distributions Past 1 year	Fidelity 500 Index Fund After Taxes on Distributions Past 5 years	Fidelity 500 Index Fund After Taxes on Distributions Since Inception		Fidelity 500 Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity 500 Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity 500 Index Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	18.40%	15.21%	13.50%	[1]	17.86%	14.58%	12.91%	[1]	11.15%	12.09%	11.13%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From May 4, 2011